RELATED PARTY TRANSACTIONS AND BALANCES - Sales to a related party (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Total revenues from a related party	¥ 0	$ 0	¥ 85,657	¥ 0
Urumqi Yikeli Automatic Control Equipment Co., Ltd.
Related Party Transaction [Line Items]
Total revenues from a related party	¥ 0	$ 0	¥ 85,657	¥ 0